Organization and Principal Activities (Details)	1 Months Ended	12 Months Ended
	Jun. 16, 2020 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020	Dec. 31, 2019
Organization and Principal Activities (Details) [Line Items]
Business combination exchange consideration (in Dollars) | $		$ 131,300,000
Ordinary shares, issued (in Shares)		2,000,000
Description of ordinary shares	the Company acquired all of the issued and outstanding shares of LFGL, i.e. 50,000 ordinary shares of LFGL from each of LFGL shareholders, in exchange for 12,891,602 ordinary shares (including 3,140,388 Class A and 9,751,214 Class B, “Exchange Shares”) of the Company, valued at a price per share equal to the price at which each share of PAAC common stock was redeemed, i.e. $10.185 per share.
Exchange ratio		141.81
Exchange shares excluding escrow shares (in Shares)		7,090,381
Divided shares (in Shares)		50,000
Ordinary shares adjustment, description		The par value of ordinary shares was adjusted retrospectively from $0 to $709, and the difference of $709 was adjusted retrospectively as additional paid-in capital as of January 1, 2018.
Net assets acquired by the company upon closing (in Dollars) | $		$ 171,357
Transaction costs for legal (in Dollars) | $		2,400,000
Transaction costs charged to additional paid in capital (in Dollars) | $		$ 2,400,000
Earnout escrow shares, description		Additionally, 3,876,481 Class B ordinary shares being 30% of the Exchange Shares (the “Earnout Escrow Shares”, together with any dividends, distributions or other income on the Earnout Escrow Shares, the “Earnout Escrow Property”) otherwise issuable to LFGL shareholders are set aside in escrow until released upon the satisfaction of certain financial milestones below: ●In the event that the net income for the calendar year ended December 31, 2021 (the “2021 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $19,000,000 (the “First Net Income Target”), then, the Class B Sellers’ rights to 50% of the Earnout Escrow Property (the “First Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2021 Net Income is less than the First Net Income Target, but is equal to or greater than $9,500,000, then the Sellers’ rights to 50% of the First Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the First Half Earnout Property will be forfeited. ●In the event that the net income for the calendar year ended December 31, 2022 (the “2022 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $21,850,000 (the “Second Net Income Target”), then the Class B Sellers’ rights to the remaining Earnout Escrow Property (after giving effect to any forfeitures for the 2021 calendar year, the “Second Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2022 Net Income is less than the Second Net Income Target, but is equal to or greater than $10,925,000, then the Class B Sellers’ rights to 50% of the Second Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the Second Half Earnout Property will be forfeited.
Total revenue, percentage		10.00%	10.00%	35.00%
Number of trading customer				2
Percentage of total commissions expense		61.00%	73.00%	43.00%
Insurance brokerage sales, description		For the years ended December 31, 2021, 2020, and 2019, the Group placed 77% (2% of total revenue in 2021), 77% (7% of total revenue in 2020), and 72% (10% of total revenue in 2019), respectively, of its insurance brokerage sales with one insurance provider.
Warrant [Member]
Organization and Principal Activities (Details) [Line Items]
Warrants issued (in Shares)	17,795,000
Class A ordinary shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, issued (in Shares)	4,507,574
Class B ordinary shares [Member]
Organization and Principal Activities (Details) [Line Items]
Indemnity Escrow shares (in Shares)		1,933,740
Percentage of exchange shares in Indemnity Escrow		15.00%